As filed with the Securities and Exchange Commission on September 8, 2021

1933 Act File No.	333-257397
1940 Act File No.	811-05133

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
Check appropriate box or boxes

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]	Pre-Effective Amendment No. _2__
[ ]	Post-Effective Amendment No. ___
and/or
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 2

High Income Securities Fund

Registrant Exact Name as Specified in Charter

615 East Michigan Street Milwaukee, WI 53202

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

1-(888) 898-4107

Registrant’s Telephone Number, including Area Code

High Income Securities Fund c/o US Bancorp Fund Services, LLC
615 East Michigan Street Milwaukee, WI 53202

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Thomas R. Westle, Esquire
Blank Rome LLP
1271 Avenue of the Americas
New York, New York 10020

1

Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

[ ]	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

[ ]
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

[ ]	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

[ ]
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

[ ]
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

[X]	when declared effective pursuant to section 8(c) of the Securities Act.

If appropriate, check the following box:

[ ]	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[ ]
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: __________.

[ ]
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: __________.

[ ]
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: __________.

Check each box that appropriately characterizes the Registrant:

[X]	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

[ ]	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

[ ]	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

[X]	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

[ ]	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

2

[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

[ ]
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

[ ]	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee(3)
Common Shares of Beneficial Interest, without par value	28,463,620	$8.77	$249,625,947	$27,234
Rights to purchase common shares(4)	28,463,620	—	—	—

(1)
The Registrant is carrying forward 1,642,139 shares of beneficial interest that were previously registered pursuant to Registrant’s Registration Statement on Form N-2 (File No. 333-248509) effective December 14, 2020 (the Prior “Registration Statement”) and which remain unsold as of the filing date of this Registration Statement (the “Unsold Shares”).

(2)
Estimated solely for the purpose of calculating fee as required by Rule 457(o) under the Securities Act of 1933 based upon the last reported net asset value (“NAV”) per Share of $9.23 on July 31, 2021.

(3)
$25,726.71 of which was previously paid. In addition, in accordance with Rule 457(p) under the Securities Act, a registration fee in the amount of $1,507.29 was paid with respect to the Unsold Shares in connection with the Prior Registration Statement at a then-effective filing fee rate of $129.80 per million and is being applied to offset the registration fee currently due on the Unsold Shares.

(4)
Evidencing the rights to subscribe for shares of beneficial interest of the Registrant being registered herewith. Pursuant to Rule 457(g) of the Securities Act of 1933, no separate registration fee is required for the rights because the rights are being registered on the same registration statement as the shares of beneficial interest of the Registrant underlying the rights.

Pursuant to Rule 473 under the Securities Act of 1933, as amended, the Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment that specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

3

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File Nos. 333-257397 and 811-05133) of High Income Securities Fund (as amended prior to the date hereof, the “Registration Statement”) is being filed solely for the purpose of amending Part C to the Registration Statement to incorporate by reference the Fund’s Semi-Annual Report for the six months ended February 28, 2021. Accordingly, this Pre-Effective Amendment No. 2 consists only of a facing page, this explanatory note, and Part C of the Registration Statement. This Pre-Effective Amendment No. 2 does not modify any other part of the Registration Statement.
4

  PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements

  Portfolio Composition as of August 31, 2020 (unaudited)*
  Portfolio of Investments as of August 31, 2020*
  Statement of Assets and Liabilities as of August 31, 2020*
  Statement of Operations for the year ended August 31, 2020*
  Statement of Changes in Net Assets for the years ended August 31, 2020 and August 31, 2019*
  Financial Highlights for the years ended August 31, 2020, 2019, 2018, 2017 and 2016*
  Notes to Financial Statements*
  Report of Independent Registered Public Accounting Firm*
  Portfolio Composition as of February 28, 2021 (unaudited)**
  Portfolio of Investments as of February 28, 2021(unaudited)**
  Statement of Assets and Liabilities as of February 28, 2021 (unaudited)**
  Statement of Operations for the six months ended February 28, 2021 (unaudited)**
  Statement of Changes in Net Assets for the six months ended February 28, 2021 (unaudited)**
  Financial Highlights for the six months ended February 28, 2021 (unaudited)**
  Notes to Financial Statements**

*	Incorporated by reference to the Fund’s Annual Report on Form N-CSR for the year ended August 31, 2020 filed on November 6, 2020 (File No. 811-05133).

**	Incorporated by reference to the Fund’s Semi-Annual Report on Form N-CSR for the six months ended February 28, 2021 filed on May 10, 2021 (File No. 811-05133).

(2)	Exhibits

(a)(i)	Amended and Restated Agreement and Declaration of Trust, dated September 19, 2014 (1)
(a)(ii)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust, dated as of July 13, 2018 (2)
(b)	Amended and Restated Bylaws, dated as of October 17, 2014 (1)
(c)	Not applicable
(d)	Form of Non-Transferable Subscription Rights Certificate (8)
(e)	Not applicable
(f)	Not applicable
(g)	Not applicable

(h)	Not applicable
(i)	Not applicable
(j)	Custody Agreement between the Fund and U.S. Bank, N.A. (3)
(k)(i)	Servicing Agreement between the Fund and U.S. Bancorp Fund Services, LLC (4)
(k)(ii)	Transfer Agent Servicing Agreement between the Fund and U.S. Bancorp Fund Services, LLC (5)
(l)	Opinion and Consent of Counsel (9)
(m)	Not applicable
(n)(i)	Consent of Independent Auditor (12)
(n)(ii)	Consent of Fund Counsel (12)
(o)	Not applicable
(p)	Not applicable
(q)	Not applicable
(r)	Code of Ethics of the Fund (6)
(s)	Information Agent Agreement (10)
(t)	Subscription Agent Agreement (11)

(u)	Powers of Attorney for Phillip Goldstein, Rajeev Das, Gerald Hellerman, Moritz Sell, Richard Dayan and Ben Harris (7)

(1)	Incorporated by reference to the Fund’s Form NSAR-B filed on October 29, 2014, Exhibit 99 (File No. 811-05133).

(2)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on November 23, 2020, Exhibit (a)(ii) (File No. 333-248509 and 811-05133)

(3)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on November 23, 2020, Exhibit (j) (File No. 333-248509 and 811-05133)

(4)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on November 23, 2020, Exhibit (k)(i) (File No. 333-248509 and 811-05133)

(5)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on November 23, 2020, Exhibit (k)(ii) (File No. 333-248509 and 811-05133)

(6)	Incorporated by reference to the Fund’s Form N-CSR filed on November 7, 2018, Exhibit 99 (File No. 811-05133)

(7)	Incorporated by reference to the Fund’s Registration Statement on Form N-2 filed on June 25, 2021, Exhibit 2(u) (File No. 333-257397 and 811-05133)

(8)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on August 26, 2021, Exhibit (2)(d) (File No. 333-257397 and 811-05133)

(9)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on August 26, 2021, Exhibit (2)(l) (File No. 333-257397 and 811-05133)

(10)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on August 26, 2021, Exhibit (2)(s) (File No. 333-257397 and 811-05133)

(11)	Incorporated by reference to the Fund’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 filed on August 26, 2021, Exhibit (2)(t) (File No. 333-257397 and 811-05133)

(12)	Filed herewith

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution

The approximate expenses in connection with the offering are as follows:

Information Agent’s Fees and Expenses	$7,500
Subscription Agent’s Fees and Expenses	15,000
Auditing Fees and Expenses	-
Registration Fees	27,234
Legal Fees and Expenses	70,000
Printing, Typesetting, and Edgar Fees	11,000
Miscellaneous	5,100
$135,834

Item 28. Persons Controlled by or Under Common Control With Registrant

None.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of July 31, 2021, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest, without par value	11,606

Item 30. Indemnification

Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended (incorporated by reference as an Exhibit 2(a) to this Registration Statement) provides for indemnification of trustees and officers of the Registrant (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise).

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

Not applicable.

Item 32. Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the rules promulgated thereunder are in the possession and custody of the Registrant’s administrator, U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street Milwaukee, WI 53202.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.
The Registrant undertakes to suspend the offering of its Rights until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

(a)
for the purpose of determining any liability under the Securities Act of 1933, as amended, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)
for the purpose of determining any liability under the Securities Act of 1933, as amended, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of New York, and the State of New York on the 8th day of September, 2021.

HIGH INCOME SECURITIES FUND

By:	/s/ Andrew Dakos
Andrew Dakos President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Andrew Dakos	President (Principal Executive Officer)	September 8, 2021
Andrew Dakos

/s/ Thomas Antonucci	Treasurer (Principal Financial Officer)	September 8, 2021
Thomas Antonucci

/s/ Andrew Dakos	Trustee	September 8, 2021
Andrew Dakos

*	Trustee	September 8, 2021
Phillip Goldstein

*	Trustee	September 8, 2021
Rajeev Das

*	Trustee	September 8, 2021
Gerald Hellerman

*	Trustee	September 8, 2021
Moritz Sell

*	Trustee	September 8, 2021
Richard Dayan

*	Trustee	September 8, 2021
Ben H. Harris

By: /s/ Andrew Dakos

     Andrew Dakos

   Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Description
(n)(i)	Consent of Independent Registered Public Accounting Firm
(n)(ii)	Consent of Fund Counsel